VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 90.5%
Automobiles & Components: 0.8%
Mahle-Metal Leve SA	28,550	$153,813
Tupy SA *	39,550	148,280
		302,093
Capital Goods: 2.3%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	226,850	276,353
Armac Locacao Logistica E Servicos SA	56,300	226,333
Iochpe Maxion SA	78,502	211,876
Portobello SA	64,450	134,286
		848,848
Commercial & Professional Services: 1.7%
Ambipar Participacoes e Empreendimentos SA	32,600	251,636
Boa Vista Servicos SA	129,900	233,277
Orizon Valorizacao de Residuos SA *	21,200	138,927
		623,840
Consumer Durables & Apparel: 13.0%
Arezzo Industria e Comercio SA	43,850	830,572
Construtora Tenda SA	34,700	62,534
Cury Construtora e Incorporadora SA	69,100	109,868
Cyrela Brazil Realty SA Empreendimentos e Participacoes	204,150	749,957
Direcional Engenharia SA	54,400	138,941
Even Construtora e Incorporadora SA	81,650	109,586
Ez Tec Empreendimentos e Participacoes SA	112,552	443,253
Grendene SA	153,650	322,400
Grupo de Moda Soma SA *	313,683	1,004,091
Guararapes Confeccoes SA *	62,850	152,206
MRV Engenharia e Participacoes SA	186,050	502,146
Vivara Participacoes SA	71,650	416,712
		4,842,266
Consumer Services: 9.0%
Afya Ltd. (USD) *	19,368	279,093
Anima Holding SA *	173,450	264,489
Arco Platform Ltd. (USD) * †	5,141	108,475
Arcos Dorados Holdings, Inc. (USD)	56,984	463,280
BK Brasil Operacao e Assessoria a Restaurantes SA *	136,550	215,965
Cogna Educacao *	1,250,200	743,127
Cruzeiro do Sul Educacional SA	56,500	56,844
CVC Brasil Operadora e Agencia de Viagens SA *	138,183	484,405
Ser Educacional SA 144A	25,675	58,565
YDUQS Participacoes SA	148,700	654,011
		3,328,254
Diversified Financials: 1.8%
Banco Modal SA *	74,700	173,059
	Number of Shares	Value
Diversified Financials (continued)
BR Advisory Partners Participacoes SA	34,150	$132,696
TC Traders Club SA *	70,950	60,801
Vinci Partners Investments Ltd. (USD) †	20,878	289,160
		655,716
Energy: 8.2%
3R Petroleum Oleo e Gas SA *	98,950	869,778
AES Brasil Energia SA	142,050	359,224
Auren Energia SA *	157,808	529,999
Enauta Participacoes SA	59,050	257,232
Karoon Energy Ltd. # *	375,150	602,468
Modec, Inc. #	15,000	155,774
Petroreconcavo SA *	55,200	279,881
		3,054,356
Food & Staples Retailing: 2.6%
Cia Brasileira de Distribuicao (ADR) †	119,645	603,011
Dimed SA Distribuidora da Medicamentos	76,750	230,038
Empreendimentos Pague Menos SA *	65,700	133,165
		966,214
Food, Beverage & Tobacco: 7.0%
Adecoagro SA (USD) *	44,475	537,258
BrasilAgro - Co. Brasileira de Propriedades Agricolas	36,400	243,582
Camil Alimentos SA *	74,000	149,988
Jalles Machado SA	102,500	212,920
Minerva SA	206,800	549,897
SLC Agricola SA	69,120	722,987
Tres Tentos Agroindustrial SA *	91,550	189,405
		2,606,037
Health Care Equipment & Services: 5.5%
Alliar Medicos A Frente SA *	36,000	135,726
Fleury SA	176,500	593,517
Hospital Mater Dei SA *	79,200	270,651
Instituto Hermes Pardini SA *	29,050	118,005
Odontoprev SA	157,400	414,572
Oncoclinicas do Brasil Servicos Medicos SA *	117,300	260,171
Qualicorp Consultoria e Corretora de Seguros SA	71,500	240,734
		2,033,376
Insurance: 1.4%
IRB Brasil Resseguros SA *	685,100	503,639
Materials: 2.6%
ERO Copper Corp. *	44,070	645,460
Largo, Inc. (USD) * †	24,440	310,388
		955,848
Media & Entertainment: 2.0%
Infracommerce CXAAS SA *	129,850	390,010
Meliuz SA 144A	386,650	207,900
VTEX (USD) *	26,148	160,810
		758,720

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VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences: 0.4%
Blau Farmaceutica SA	23,900	$144,021
Real Estate: 6.8%
Aliansce Sonae Shopping Centers sa	94,488	459,237
BR Malls Participacoes SA *	465,950	908,206
BR Properties SA	122,850	229,390
Iguatemi SA *	111,250	477,849
JHSF Participacoes SA	193,050	266,399
LOG Commercial Properties e Participacoes SA	32,450	197,520
		2,538,601
Retailing: 3.8%
C&A Modas Ltda *	68,500	79,275
Grupo SBF SA *	73,750	391,904
Lojas Quero Quero SA	72,100	155,223
Via S/A *	887,400	777,236
		1,403,638
Semiconductors & Semiconductor Equipment: 1.5%
SMART Global Holdings, Inc. * †	20,836	538,194
Software & Services: 2.0%
Clear Sale SA *	45,850	56,722
Locaweb Servicos de Internet SA 144A *	249,100	528,436
SONDA SA #	361,074	143,856
		729,014
Technology Hardware & Equipment: 0.9%
Ituran Location and Control Ltd. (USD)	6,950	159,989
Multilaser Industrial SA *	157,900	191,030
		351,019
Telecommunication Services: 2.2%
Brisanet Participacoes SA *	59,850	50,283
Oi SA *	3,864,466	665,581
Unifique Telecomunicacoes SA	93,750	115,783
		831,647
Transportation: 6.3%
EcoRodovias Infraestrutura e Logistica SA *	175,290	280,918
Gol Linhas Aereas Inteligentes SA (ADR) * †	61,665	443,988
Hidrovias do Brasil SA *	309,600	214,591
Log-in Logistica Intermodal SA *	12,500	74,012
Movida Participacoes SA *	99,200	364,000
Santos Brasil Participacoes SA	498,150	797,283
Sequoia Logistica e Transportes SA *	65,050	170,787
		2,345,579
Utilities: 8.7%
Alupar Investimento SA	169,137	980,139
Cia de Saneamento de Minas Gerais	140,738	405,272
Cia de Saneamento do Parana *	223,800	957,521
Light SA	179,250	389,670
	Number of Shares	Value
Utilities (continued)
Omega Energia SA *	205,402	$515,980
		3,248,582
Total Common Stocks (Cost: $32,123,816)		33,609,502

PREFERRED SECURITIES: 7.5%
Banks: 2.6%
Banco ABC Brasil SA 6.30% *	53,370	193,143
Banco do Estado do Rio Grande do Sul SA 6.55%	128,250	293,078
Banco Pan SA 1.03%	206,750	459,874
		946,095
Capital Goods: 1.3%
Marcopolo SA 3.37% *	313,659	175,900
Randon SA Implementos e Participacoes 5.56%	132,300	296,776
		472,676
Information Technology: 1.3%
Cia Ferro Ligas da Bahia 2.85% *	25,750	257,551
Taurus Armas SA *	45,600	239,443
		496,994
Materials: 2.3%
Unipar Carbocloro SA 5.06%	38,627	844,171
Total Preferred Securities (Cost: $1,984,321)		2,759,936

RIGHTS: 0.0% (Cost: $0)
Real Estate: 0.0%
CSHG Logistica FI Imobiliario, 0.00	2,596	4,858

CLOSED-END FUNDS: 1.9%
CSHG Logistica FI Imobiliario	13,514	464,087
FII BTG Pactual Corporate Office Fund	17,352	245,972

Total Closed-End Funds (Cost: $728,212)		710,059
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $34,836,349)		37,084,355

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	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.0% (Cost: $1,129,574)
Money Market Fund: 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio	1,129,574	$1,129,574
Total Investments: 102.9% (Cost: $35,965,923)		38,213,929
Liabilities in excess of other assets: (2.9)%		(1,081,255)
NET ASSETS: 100.0%		$37,132,674

Definitions:
ADR	American Depositary Receipt

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,814,433.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $902,098 which represents 2.4% of net assets.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $794,901, or 2.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	4.2%	$1,590,367
Consumer Discretionary	26.7	9,876,251
Consumer Staples	9.6	3,572,251
Energy	5.8	2,165,134
Financials	5.7	2,105,450
Health Care	5.9	2,177,397
Industrials	11.6	4,290,943
Information Technology	5.6	2,115,221
Materials	4.9	1,800,019
Real Estate	8.8	3,253,518
Utilities	11.2	4,137,804
	100.0%	$37,084,355

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